UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21067
                        ---------------------------------
                       Investment Company Act file number

                       TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             TORREY ASSOCIATES, LLC
                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (212) 644-7800
                                                    --------------
Date of fiscal year end: 3/31/2005
                        ----------
Date of reporting period: 3/31/2005
                        -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------


		TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
			Financial Statements
	  With Report of Independent Registered Public Accounting Firm


                     Year ended March 31, 2005

		Torrey International Strategy Partners, LLC
			Financial Statements

	             Year ended March 31, 2005




                       Contents

Report of Independent Registered Public Accounting Firm..... 1

Statement of Assets and Liabilities......................... 2

Schedule of Investments in Investment Funds................. 3

Statement of Operations..................................... 4

Statements of Changes in Members' Equity - Net Assets....... 5

Statement of Cash Flows..................................... 6

Notes to Financial Statements............................... 7

	Report of Independent Registered Public Accounting Firm


The Members and Board of Managers
Torrey International Strategy Partners, LLC:


We have audited the accompanying statement of assets and liabilities of Torrey International Strategy Partners, LLC, a Delaware limited liability company (the
Fund), including the schedule of investments in investment funds, as of March 31, 2005, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' equity - net assets for each of the years in the two-year period then ended, and the financial highlights for the years ending March 31, 2005 and 2004 and for the period from inception (November 1, 2002) through March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and investment managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Torrey International Strategy Partners, LLC as of March 31, 2005, and the results of its operations and its cash flows for the year then ended, the changes in members' equity - net assets for each of the years in the two-year period then ended, and the financial highlights for the years ending March 31, 2005 and 2004 and for the period from inception (November 1, 2002) through March 31, 2003, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Salt Lake City, Utah
May 19, 2005

                                     Torrey International Strategy Partners, LLC
                                             Statement of Assets and Liabilities

                                                                  March 31, 2005

--------------------------------------------------------------------------------

ASSETS

Investments in investment funds, at fair value (cost $14,820,000)    $17,150,439
Cash                                                                   3,068,098
Other assets                                                                 250
--------------------------------------------------------------------------------

Total Assets                                                          20,218,787
--------------------------------------------------------------------------------

LIABILITIES

Advance member subscriptions						 567,000
Member redemptions payable						  30,083
Due to investment advisor						 113,672
Professional fees payable						  62,438
Administration fees payable						  10,420
--------------------------------------------------------------------------------

Total Liabilities                                                        783,613
--------------------------------------------------------------------------------

Net Assets                                                           $19,435,174
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                                        $17,104,735
  Net unrealized appreciation on investments                           2,330,439
--------------------------------------------------------------------------------

Members' Equity - Net Assets
(equivalent to $110.63 per unit based on 175,670 units outstanding)  $19,435,174
--------------------------------------------------------------------------------


  See accompanying notes to financial statements.

                                     Torrey International Strategy Partners, LLC
                        	     Schedule of Investments in Investment Funds

                                                                  March 31, 2005

--------------------------------------------------------------------------------

Investment Fund (a)	     Cost	Fair value Percentage 2005 	Liquidity
						    of net    Change
						    assets    in net
 							    unrealized
							   appreciation
--------------------------- ----------- ---------- ------- ------------ --------

Equity Long/Short Hedged
------------------------
 Arcus Zensen Fund, L.P.    $1,390,000 	$1,912,851 9.84%   $196,699 	Monthly
 Bailey Coates Cromwell
	      Fund, L.P.     1,550,000 	1,567,744  8.07%    (9,198)	Monthly
 Global Undervalued
	Securities Fund
	      (QP), L.P.     1,500,000 	1,681,581  8.65%    181,581 	Quarterly
 The Gradient Europe
	      Fund, L.P.       250,000 	290,641	   1.50%     40,641 	Monthly
 The Gradient Europe
	      Fund, Ltd.     1,190,000 	1,819,876  9.36%    342,239 	Monthly
 Narragansett Overseas,
		    L.P.     1,500,000 	1,545,866  7.95%     45,866 	Quarterly
 Odey Japan & General
	      Fund (USD)     1,500,000 	1,537,337  7.91%     37,337 	Monthly
 Optimal Japan Fund,
		    L.P.     1,440,000 	1,880,706  9.68%    148,775 	Monthly
 The Tantallon (US
      Feeder) Fund, L.P.     1,200,000 	1,228,914  6.32%     28,914 	Monthly
------------------------    ----------  --------- ------  ---------
Strategy Total		    11,520,000 13,465,516 69.28%  1,012,854

Emerging Markets
------------------------
 Artha Emerging Markets
	      Fund, L.P.     1,250,000 $1,438,007  7.40%    188,007 	Quarterly
 Gramercy Emerging
      Markets Fund, LLC        500,000 	  537,072  2.76%     37,072 	Semi-
 Neon Liberty Emerging 							Annually
      Markets Fund, L.P.     1,550,000 	1,709,844  8.80%    119,301 	Quarterly
-----------------------      ---------  --------- ------    -------
Strategy Total		     3,300,000 	3,684,923 18.96%    344,380



--------------------      ----------- ----------- ------ ----------
--------------------      ----------- ----------- ------ ----------
Total investments in
    investment funds 	  $14,820,000 $17,150,439 88.24% $1,357,234
--------------------      ----------- ----------- ------ ----------
--------------------      ----------- ----------- ------ ----------


(a) All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, or semi-annual basis.


See accompanying notes to financial statements.

                                     Torrey International Strategy Partners, LLC
                                                         Statement of Operations

                                                       Year ended March 31, 2005

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                              $   16,378
--------------------------------------------------------------------------------

Total Investment Income                                                   16,378
--------------------------------------------------------------------------------

OPERATING EXPENSES

Management fee								 322,836
Insurance expense							  18,664
Legal expense								 104,600
Audit expense'							          24,450
Board of Managers' fees							  30,000
Investor servicing fees							  25,779
Tax expense								  21,225
Professional and administration fees					  49,462
--------------------------------------------------------------------------------

Total Operating Expenses                                                 597,016
--------------------------------------------------------------------------------

Net Investment Loss                                                    (580,638)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized loss from investment in investment fund 		       (295,780)
Change in net unrealized appreciation from investments in
     investment funds						       1,357,234
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain from Investments                      1,061,454
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS      $  480,816
--------------------------------------------------------------------------------




  See accompanying notes to financial statements.

                                     Torrey International Strategy Partners, LLC
                           Statements of Changes in Members' Equity - Net Assets

                                                     Years ended March 31, 2005
						             and March 31, 2004

--------------------------------------------------------------------------------

OPERATIONS				  March 31, 2005	  March 31, 2004
					----------------	----------------
Net investment loss	 		$      (580,638)	$      (313,426)
Net realized loss from investments	       (295,780)	         (2,638)
Change in net unrealized appreciation from
	unaffiliated investments	       1,357,234	       1,168,418
Change in net unrealized appreciation from
	affiliated investment			       0                  26,942
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
                 Derived from Operations	480,816			 879,296
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Member subscriptions                          11,461,860               3,947,442
Member interests repurchased                  (1,506,075)              (490,176)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
   Derived from Capital Transactions           9,955,785               3,457,266
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets  10,436,601               4,336,562

MEMBERS' EQUITY - NET ASSETS
       AT BEGINNING OF YEAR		       8,998,573               4,662,011
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
       AT END OF YEAR			     $19,435,174              $8,998,573
--------------------------------------------------------------------------------



  See accompanying notes to financial statements.

                                     Torrey International Strategy Partners, LLC
                                                         Statement of Cash Flows

                                                       Year ended March 31, 2005

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   derived from operations                                           $   480,816
Adjustments to reconcile net increase in members' equity -
   net assets derived from operations to net cash used in operating activities:
      Change in net unrealized appreciation from investments in
        investment funds                                	     (1,357,234)
      Net realized loss on investments in investment funds               295,780
      Purchases of investments in investment funds	             (9,200,000)
      Proceeds from sales of investments in investment funds	       1,202,248
      Decrease in advance manager subscriptions	                       1,000,000
      Decrease in other assets	                                             308
      Increase in due to investment advisor	                          37,760
      Increase in other payables	                                  43,190
--------------------------------------------------------------------------------

Net cash used in operating activities                                (7,497,132)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions				      11,461,860
Payments for member interests repurchased	                     (1,506,075)
Decrease in advance member subscriptions	                       (623,660)
Increase in member redemptions payable	                                  30,083
--------------------------------------------------------------------------------

Net cash provided by financing activities                              9,362,208
--------------------------------------------------------------------------------

Net increase in cash                                                   1,865,076
Cash at beginning of year                                              1,203,022
--------------------------------------------------------------------------------

Cash at end of year                                                   $3,068,098
--------------------------------------------------------------------------------





  See accompanying notes to financial statements.

                                     Torrey International Strategy Partners, LLC
                                                   Notes to Financial Statements

                                                       Year ended March 31, 2005

(1) Organization

    Torrey International Strategy Partners, LLC, a Delaware limited liability company (the Fund), is registered under the Investment Company Act of 1940, and is a closed end, non-diversified, management investment company. The Fund was formed on March 25, 2002, and commenced operations on November 1, 2002. The Fund's term is perpetual unless the Fund is otherwise dissolved under the terms of its limited liability company agreement. The investment advisor of the Fund is Torrey Associates, LLC. The power to manage and control the business affairs of the Fund is vested in the Board of Managers, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the business of the Fund. Investors may purchase units of the Fund through private placements. Investors may not be able to liquidate their investment other than as a result of repurchases of units by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase units.

(2) Summary of Significant Accounting Policies

    The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

    (a) Investments in Investment Funds

        Investments in investment funds are reported at fair value and are valued by the investment advisor in accordance with the Fund's limited liability company agreement and the valuation procedures (the "Valuation Procedures") set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers. The investment advisor will value interests in investment funds at fair value, which ordinarily will be the value determined by the portfolio manager for each investment fund in accordance with the policies established by the relevant investment fund. Fair values of investments in these investment funds are generally determined by the investment advisor based on periodic financial information (including annual audited financial statements) obtained from investment funds. Realized gains and losses are recognized at the time of full withdrawal from an investment fund. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of investment fund interests occur.

                                     Torrey International Strategy Partners, LLC
                                                   Notes to Financial Statements

                                                      Year ended March 31, 2005

        The Valuation Procedures that have been approved by the Board of Managers seek to ensure that the Fund is able to reliably determine the value of its investments in investment funds. In accordance with the Fund's Valuation Procedures, in any instance in which the investment advisor has reason to believe that the current valuation of an interest in an investment fund does not represent the fair value of such interest, the investment advisor will promptly provide the Board of Managers with its proposed valuation for that interest, on the basis of all relevant information available at the time, including independent appraisals if readily obtainable. The investment advisor will take steps to ascertain the fair value of an interest in an investment fund, among other things, making appropriate inquiries of the investment funds, seeking an independent appraisal of the investment fund or its holdings (to the extent feasible) and/or applying a discount or premium based on the investment advisor's professional opinion of market and other events and the investment advisor's current knowledge of the investment fund's current holdings. Prior to investing in any investment fund, the investment advisor will conduct a due diligence review of the valuation methodology used by the investment fund, which as a general matter will use market value when available, and otherwise use principles of fair value that the investment advisor reasonably believes to be consistent with those used by the Fund for valuing its own investments. In the absence of specific transaction activity in a particular investment fund, the investment advisor will consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

        All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, or semi-annual basis.


    (b) Subscriptions and Repurchases

	Member capital subscription requests may be accepted at such times as the Board of Managers may determine, subject to the receipt of funds on or before the acceptance date set by the Board of Managers. Generally, subscriptions are recorded in the capital accounts as of the beginning of the first business day of the month following the subscription. Any cash received by the Fund prior to this date is recorded as an advance member subscription liability until reflected in the capital accounts.

	The Fund may repurchase units pursuant to written tenders by members. These repurchases are made at such times as determined by the Board of Managers. Generally, the Fund repurchases units from members two times each year, in June and December.

    (c) Advance Manager Contributions

        Fund contributions to investee funds are typically recorded on the first business day of the month following the contribution. Cash that is invested by the Fund prior to this date is recorded as an advance manager contribution.

                                     Torrey International Strategy Partners, LLC
                                                   Notes to Financial Statements

                                                       Year ended March 31, 2005

    (d) Income Taxes

        The Fund is not subject to income taxes; the individual members are required to report their distributive share of the Fund's realized income, gain, loss, deductions, or credits on their individual income tax returns. Net investment losses and realized gains of $580,638 and $81,611, respectively, have been reclassified to net capital contributed by members in the analysis of net assets section of the accompanying statement of assets and liabilities.


    (e) Revenue and Expenses

	Interest income is accrued as earned. Expenses are accrued as incurred. The Fund bears all of its general and administrative expenses.

    (f) Profit and Loss Allocations

        Profits and losses are allocated to the members in accordance with the terms of the limited liability company agreement. In general, each member shares in the profits and losses of the Fund in proportion to their respective interests in the Fund.

    (g) Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

	The assets of the Fund's investees may consist of readily marketable
	securities, which are valued at quoted market prices. However, because the
	Fund does not directly invest in the underlying securities of the investee,
	and due to restrictions on the transferability and timing of withdrawals
	from the investee, the amounts realized upon liquidation could differ from
	such reported values.

    (h) Foreign Currency

        The Fund holds certain investments in investment funds that are denominated in currencies other than U.S. dollars. These amounts are converted to U.S. dollar amounts using spot currency rates on the day of valuation. Purchases and sales of investments and income and expense items denominated in currencies other than U.S. dollars are translated into U.S. dollar amounts on the respective dates of such transactions.

	The Fund does not isolate that portion of the results of operations resulting from changes in currency exchange rates on investments from the fluctuations arising from changes in fair value of investments held. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

			             Torrey International Strategy Partners, LLC
                                                   Notes to Financial Statements

                                                       Year ended March 31, 2005

(3) Expenses of the Fund

    	The Fund bears all expenses in connection with the operation of the Fund. Examples of expenses borne by the Fund include all costs and expenses related to portfolio transactions and positions for the Fund's account, costs and expenses related to the establishment of any investments managed by sub advisors, management fees, legal fees, accounting fees, operational and compliance support fees and expenses, costs of insurance, organizational and registration expenses, offering costs, and expenses of meetings of managers and investors of the Fund.

	The investment advisor is paid a management fee by the Fund as compensation
	for its services to the Fund at an annual rate of 2.0% of the Fund's net
	assets. The management fee is payable quarterly in arrears calculated on the
	basis of net asset value as of the end of such quarter. Management fees
	totaled $322,836 for the year ended March 31, 2005.

	The Fund pays the investment advisor and placement agent a quarterly investor servicing fee at an annual rate of 0.10% and 0.05%, respectively, of the Fund's net assets as of each quarter end. Investor servicing fees totaled $25,779 for the year ended
        March 31, 2005.

	The Fund reimburses the investment advisor for certain expenses incurred on
	behalf of the Fund. As of March 31, 2005, the Fund had accrued $113,672 for
	amounts due to the investment advisor for management fees, investor servicing
	fees, and reimbursable expenses.

	At the discretion of the placement agent, investors may be charged a front-end sales charge in an amount up to 3% of the gross investment of each investor in the Fund. Placement agent fees charged directly to investors were approximately $92,722 for the year ended March 31, 2005. Member subscriptions are shown net of placement agent fees in the accompanying statements of changes in members' equity - net assets.

	The Fund pays each independent member of the Board of Managers an annual compensation of $15,000 per year. These fees totaled $30,000 for the year ended March 31, 2005.

	The Fund is required to pay a tax of $100 per member as of each calendar year end. For the year ended March 31, 2005, tax expense of $21,225 was incurred by the Fund


(4) Investment Transactions

   	Aggregate purchases and proceeds from sales of investment funds for the year ended March 31, 2005 amounted to $9,200,000 and $1,202,248, respectively.

			             Torrey International Strategy Partners, LLC
                                                   Notes to Financial Statements

                                                       Year ended March 31, 2005


	At March 31, 2005, the cost of investments for federal income tax purposes was $15,533,739 and the accumulated net unrealized appreciation on investments was $1,616,700 consisting of $1,908,970 gross unrealized appreciation and $292,270 gross unrealized depreciation.

(5) Members' Equity Unit Transactions

	Transactions in units of members' equity were as follows:

	   For the years ended		         March 31, 2005	 March 31, 2004
	   Beginning units of members' equity     82,665	  49,534
	   Members' equity subscriptions	 106,989	  37,731
	   Members' equity repurchases	        (13,984)	 (4,600)
	   Ending units of members' equity	 175,670	  82,665

(6) Financial Highlights

                	            Year  ended	  Year  ended	 November 1, 2002*-
			           March 31, 2005 March 31, 2004  March 31, 2003
                                   -------------- --------------  --------------
Per unit operating performance:
(For a unit of members' equity
  outstanding throughout the
                    period):
     Net asset value, beginning
	              of period	     $108.85 	      $94.13         $100.00

     Income (loss) from investment
                       operations:
	       Net investment loss    (3.90)          (4.95)	      (2.78)
     Net realized/unrealized gain
            (loss) on investments      5.68            19.67          (3.09)
  Total from investment operations     1.78            14.72          (5.87)

    Net asset value, end of period  $110.63 	     $108.85 	      $94.13

Total return:			      1.64%	      15.64%	     (5.87)%

Supplemental data:
   Net assets, end of period         $19,435,174    $8,998,573	    $4,662,011
   Ratio to average net
        assets (annualized):
	    Expenses		      3.74%	       4.82%	      6.53%
	    Net investment loss	    (3.64)%	     (4.78)%	    (6.48)%
	 Portfolio turnover rate      8.21%	      30.21%          0.00%

* Commencement of operations.

                                     Torrey International Strategy Partners, LLC
                                                   Notes to Financial Statements

                                                       Year ended March 31, 2005

	Total return, expense, and net investment loss ratios are calculated assuming
	that a member had been invested in the Fund for the entire period presented.
	Total return for fiscal 2003 is not annualized, but is presented for the
	period from inception (November 1, 2002) to March 31, 2003. The expense
	ratios exclude fees or expenses charged against the Fund's investment fund
	balances by the respective managers of the investment funds. An individual
	member's actual results may vary from those noted above based on the timing
	of capital transactions.


ITEM 2.   CODE OF ETHICS.
-------------------------

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics set forth in paragraph (b) of the general instructions to this item on Form N-CSR.

     (d) The registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the general instructions to this item on Form N-CSR.

     (f) The registrant will provide a copy of the code of ethics without charge, upon a written request to the registrant at 505 Park Avenue, 5th Floor, New York, NY 10022.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee. While none of the members of the audit committee meet the qualifications of an "audit committee financial expert" as set forth in this Item, the registrant believes that the members of the audit committee have the overall background and understanding to review financial and audit related matters.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) AUDIT FEES - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $19,450 for the fiscal year ending March 31, 2004 and $23,300 for the fiscal year ending March 31, 2005.

(b) AUDIT RELATED FEES - The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ending March 31, 2004 and $0 for the fiscal year ending March 31, 2005.

(c) TAX FEES - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for the fiscal year ending March 31, 2004 and $0 for the fiscal year ending March 31, 2005.

(d) ALL OTHER FEES - The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending March 31, 2004 and $0 for the fiscal year ending March 31, 2005.

(e)(1) Before the accountant is engaged by the Registrant or its subsidiaries to render audit or non-audit services, the engagement is approved by the Registrant's audit committee.

(e)(2) The percentage of services described in each of paragraphs (b) through
    (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

    (b) 0
    (c) 0
    (d) 0

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for the fiscal year ending March 31, 2004 and $0 for the fiscal year ending March 31, 2005.

(h) The registrant's Audit Committee has considered whether the provision of any non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to (c)(7)(ii) or Rule 2-01 of Regulation S-X is compatible with maintaining the independence of the registrant's principal accountant.

ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

Included as part of the report to members filed under Item 1.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
----------------------------------------------------------------
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------

PROXY VOTING PROCEDURES

A. General

The Board of Managers of Torrey Interntational Strategy Partners
, LLC (the "Company") understands and appreciates the importance of ensuring that the Company's proxy voting procedures are clearly described to the Company and its investors. The Board of Managers of the Company has delegated the proxy voting authority for the Company to Torrey Associates, LLC (the "Adviser") and in this regard, the Form ADV of the Adviser contains a summary of the procedures outlined in Section E below.

The Adviser will vote any such proxies in the best interests of the Company and its investors and in accordance with the procedures outlined below.

It should be specifically noted that the Company invests solely (directly or indirectly) in private investment funds. As such, it is expected that proxies received by the Adviser will deal with matters related to the operative terms and business details of such private investment funds. The Adviser is not responsible for, and these procedures are not applicable to, proxies received by the investment managers of the underlying investment funds invested in by the Company (related to issuers invested in by such underlying investment funds). To the extent that the Company accesses an underlying investment manager through a separately-managed account, it is understood that voting discretion related to issuers held in such managed account will generally be held by such underlying investment managers (unless it is specifically noted otherwise where the Adviser will adopt detailed procedures to address such managed accounts, if any).

B. Procedures

(1) All proxies sent to the Company that are actually received by the Adviser (to vote on behalf of the Company) will be provided to the Company's Compliance Officer.

(2) The Compliance Officer will generally adhere to the following procedures (subject to limited exception in the sole discretion of the Adviser):

(a) A written record of each proxy received by the Adviser (on behalf of the Company) will be kept in the Adviser's files;

(b) The Compliance Officer will determine which of the Company holds an interest in the private investment fund to which the proxy relates;

(c) The Compliance Officer will call a meeting (which may be via telephone) of James A. Torrey, Gretchen C. Piller and William G Mulligan (collectively referred to as "Proxy Voting Committee") and provide each member of the Proxy Voting Committee with:

(i) a copy of the proxy;

(ii) details of the Company to which the proxy is relevant pursuant to Section B(2)(b) above;

(iii) the amount of votes controlled by the Company; and

(iv) the deadline that such proxies need to be completed and returned to the private investment fund in question.

(d) Prior to voting any proxies, the Proxy Voting Committee will determine if there are any conflicts of interest related to the private investment fund proxy in question in accordance with the general guidelines in Section C below. If a conflict is identified, the Proxy Voting Committee will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material or not.

(e) If no material conflict is identified pursuant to these procedures, the Proxy Voting Committee will make a decision on how to vote the proxy in question in accordance with the guidelines set forth in Section D below. The Compliance Officer will deliver the proxy in accordance with instructions related to such proxy.

(f) Although not presently intended to be used on a regular basis, the Adviser is empowered to retain an independent third party to vote proxies in certain situations (including situations where a material conflict of interest is identified).

C. Conflicts of Interest

(1) Before voting any proxy, the Proxy Voting Committee will evaluate whether there is a conflict of interest between the Adviser and the Company. This examination will include (but will not be limited to) an evaluation of whether:

(a) The Adviser (or any affiliate of the Adviser) has any relationship with the private investment fund (or such fund's investment adviser or affiliate) to which the proxy relates outside an investment in such investment fund by the Company.

(2) If a conflict is identified and deemed "material" by the Proxy Voting Committee, the Adviser will determine whether voting in accordance with the proxy voting guidelines outlined in Section D below is in the best interests of the Company (which may include utilizing an independent third party to vote such proxies).


(3) With respect to material conflicts, the Adviser will determine whether it is appropriate to disclose the conflict to the Company (and indirectly, Investors) and give the Company the opportunity to vote the proxies in question itself (except as noted in Section C (4) below).

D. Voting Guidelines

(1) In the absence of specific voting guidelines mandated by a particular Advisory Client, the Adviser will vote proxies in the best interests of the Company (which theoretically could result in different voting results for the same issuer/private investment fund). Although voting certain proxies may be subject to the discretion of the Adviser, the Adviser is of the view that voting proxies in accordance with the following general guidelines is in the best interests of the Company:

(b) The Adviser will generally vote in favor of normal corporate housekeeping proposals including, but not limited to, the following:

(i) election of directors (where there are no related corporate governance issues);

(ii) selection or reappointment of auditors; or

(iii) increasing or reclassification of common stock.

(c) The Adviser will generally vote against proposals that:

(i) make it more difficult to replace members of the issuer's board of directors or board of managers; and

(ii) introduce unequal voting rights (although there may be regulatory reasons that would make such a proposal favorable to certain Advisory Clients of the Adviser).

(d) For proxies addressing any other issues (which may include proposals related to fees paid to investment managers of underlying investment funds, redemption rights provided by underlying investment funds, investment objective modifications, etc.), the Adviser shall determine (which may be based upon the advice of external lawyers or accountants) whether a proposal is in the best interest of the Company. In doing so, the Adviser will evaluate a number of factors which may include (but are not limited to): (i) the performance of the underlying investment fund in question; and
    (ii) a comparison of the proposed changes in terms to customary terms in the industry.

E. Disclosure of Procedures

A brief summary of these proxy voting procedures is included in the Adviser's Form ADV Part II and will be updated whenever these policies and procedures are updated. The Compliance Officer has sent a copy of this summary to the Company. The Company and its investors have been provided with contact information as to how the Company and its investors can obtain information about: (a) the details of the Adviser's procedures are (i.e., a copy of these procedures); and (b) how the Adviser has voted proxies that are relevant to the affected Company or investor. Any investor looking for information on how the Adviser has voted proxies that are relevant to the Company is invited to place a toll free call to the Advisor at 1-866-644-7800.

The Company will disclose its proxy voting procedures annually in Form N-CSR which is filed with the SEC. Form N-CSR also contains the procedures that the Company uses when a vote presents a conflict between the interests of shareholders and the Adviser. The Company will make such policies and procedures available on request by an investor that places a toll free call to the Advisor at 1-866-644-7800.

The Company will disclose in annual and semi-annual reports to shareholders the methods by which shareholder may obtain information on the Company's proxy voting information.

F. Record-Keeping Requirements

The Compliance Officer will be responsible for maintaining files relating to the Adviser's proxy voting procedures (which may be accomplished through the assistance of HedgeOp Compliance, LLC). Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

(1) Copies of those proxy voting policies and procedures, and any amendments thereto;

(2) A copy of each proxy statement that the Adviser actually receives, provided, however that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available;

(3) A record of each vote that the Adviser casts;

(4) A copy of any document that the Adviser created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and

(5) A copy of each written request for information on the Adviser voted such client's proxies and a copy of any written response to any request for information on how the Adviser voted proxies on behalf of the Company.

G. Form N-PX

The Company will be required to file Form N-PX, being a record of its proxy voting, on an annual basis for the period ended June 30 by no later than August 31 of each year. Form N-PX will disclose the following information:

* The name if the issuer of the portfolio security * The exchange ticker symbol
- if available * CUSIP - if available * Shareholder meeting date * A brief identification of the matter voted on * Whether the matter proposed by the issuer or a security holder * Whether the fund cast its vote * How the fund cast its vote * Whether the vote was cast in favor of management

ITEM  8.  Portfolio Managers of Closed-End Management Investment Companies.
--------------------------------------------------------------------------

Not yet applicable.


ITEM  9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
---------------------------------------------

No purchases were made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a) under the Exchange Act, of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM  10.  SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM  11.  CONTROLS AND PROCEDURES.
-----------------------------------

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11.  EXHIBITS.
-------------------

The following exhibits are attached to this Form N-CSR:

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Not applicable.


				SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ JAMES A. TORREY
                         -----------------------------
                           JAMES A. TORREY, Chief Executive Officer

Date June 9, 2005
    -------------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ RICHARD F. PITONZO
                         -----------------------------
                          RICHARD F. PITONZO, Principal Financial Officer

Date June 9, 2005
    -------------


* Print the name and title of each signing officer under his or her signature.